Schedule of Investments (unaudited)	iShares® Global Energy ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Ampol Ltd.	179,566	$3,800,628
Oil Search Ltd.	1,411,936	4,033,753
Santos Ltd.	1,419,333	7,538,809
Woodside Petroleum Ltd.	729,501	12,147,428
		27,520,618
Austria — 0.4%
OMV AG	108,894	6,214,310

Brazil — 1.3%
Petroleo Brasileiro SA, ADR	1,408,623	17,227,459
Ultrapar Participacoes SA, ADR	583,060	2,192,306
		19,419,765
Canada — 13.8%
Cameco Corp.	299,188	5,734,678
Canadian Natural Resources Ltd.	900,177	32,678,255
Cenovus Energy Inc.	950,758	9,096,475
Enbridge Inc.	1,537,543	61,558,776
Imperial Oil Ltd.	167,113	5,093,199
Inter Pipeline Ltd.	327,632	5,325,738
Pembina Pipeline Corp.	416,944	13,248,971
Suncor Energy Inc.	1,148,207	27,501,021
TC Energy Corp.	742,909	36,761,889
		196,999,002
Chile — 0.2%
Empresas COPEC SA	257,320	2,533,291

Colombia — 0.2%
Ecopetrol SA, ADR	187,058	2,734,788

Finland — 1.4%
Neste OYJ	326,118	20,004,746

France — 6.0%
TotalEnergies SE	1,896,437	85,911,989

Italy — 1.6%
Eni SpA	1,913,406	23,327,357

Japan — 1.1%
ENEOS Holdings Inc.	2,450,420	10,269,220
Inpex Corp.	826,100	6,182,851
		16,452,071
Netherlands — 8.2%
Royal Dutch Shell PLC, Class A	3,113,153	62,412,075
Royal Dutch Shell PLC, Class B	2,813,363	54,615,207
		117,027,282
Norway — 1.2%
Equinor ASA	814,996	17,252,245

Portugal — 0.3%
Galp Energia SGPS SA	344,092	3,741,194

Spain — 0.9%
Repsol SA	1,083,924	13,616,889
Security	Shares	Value

United Kingdom — 4.7%
BP PLC	15,258,077	$66,912,620

United States — 55.0%
APA Corp.	286,391	6,194,637
Baker Hughes Co.	551,805	12,619,780
Cabot Oil & Gas Corp.	302,214	5,276,656
Chevron Corp.	1,467,111	153,665,206
ConocoPhillips	1,024,312	62,380,601
Devon Energy Corp.	450,968	13,163,756
Diamondback Energy Inc.	137,801	12,938,136
EOG Resources Inc.	442,680	36,937,219
Exxon Mobil Corp.	3,213,579	202,712,563
Halliburton Co.	673,584	15,573,262
Hess Corp.	207,817	18,146,581
Kinder Morgan Inc.	1,478,393	26,951,104
Marathon Oil Corp.	596,835	8,128,893
Marathon Petroleum Corp.	484,121	29,250,591
NOV Inc.(a)	297,118	4,551,848
Occidental Petroleum Corp.	638,282	19,959,078
ONEOK Inc.	338,592	18,839,259
Phillips 66	332,319	28,519,617
Pioneer Natural Resources Co.	175,919	28,590,356
Schlumberger Ltd.	1,060,811	33,956,560
Valero Energy Corp.	309,461	24,162,715
Williams Companies Inc. (The)	922,381	24,489,216
		787,007,634

Total Common Stocks — 98.2%
(Cost: $1,607,973,911)		1,406,675,801

Preferred Stocks

Brazil — 1.5%
Petroleo Brasileiro SA, Preference Shares, ADR	1,744,936	20,607,694

Total Preferred Stocks — 1.5%
(Cost: $27,561,559)		20,607,694

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	2,360,000	2,360,000

Total Short-Term Investments — 0.1%
(Cost: $2,360,000)		2,360,000

Total Investments in Securities — 99.8%
(Cost: $1,637,895,470)		1,429,643,495

Other Assets, Less Liabilities — 0.2%		2,308,428

Net Assets — 100.0%		$1,431,951,923

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(21	)(b)	$21	$—	$—	—	$91	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,400,000	960,000	(b)	—		—	—	2,360,000	2,360,000	39		—
						$21	$—	$2,360,000		$130		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	8	09/17/21	$773	$(8,882)
S&P Select Sector Energy E-Mini Index	65	09/17/21	3,635	(63,155)
				$(72,037)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,008,694,480	$397,981,321	$—	$1,406,675,801
Preferred Stocks	20,607,694	—	—	20,607,694
Money Market Funds	2,360,000	—	—	2,360,000
	$1,031,662,174	$397,981,321	$—	$1,429,643,495
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(72,037)	$—	$—	$(72,037)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

2